Goodwill and intangible assets, net (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Cost	$ 138,124	$ 126,291
Less - accumulated amortization	(85,739)	(67,079)
Intangible assets, net	52,385	59,212
Technology
Finite-Lived Intangible Assets [Line Items]
Cost	72,318	63,677
Less - accumulated amortization	(39,111)	(29,978)
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	31,048	27,856
Less - accumulated amortization	(23,537)	(20,135)
Partnership Agreement
Finite-Lived Intangible Assets [Line Items]
Cost	11,366	11,366
Less - accumulated amortization	(7,567)	(5,673)
Marketing Asset
Finite-Lived Intangible Assets [Line Items]
Cost	19,263	19,263
Less - accumulated amortization	(13,473)	(9,620)
Trademark
Finite-Lived Intangible Assets [Line Items]
Cost	731	731
Less - accumulated amortization	(731)	(731)
GTS Duty Calculator
Finite-Lived Intangible Assets [Line Items]
Cost	3,398	3,398
Less - accumulated amortization	$ (1,320)	$ (942)